PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed cash flow statement - Separate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Proceeds from sales of goods and services	$ 2,046,751	$ 2,240,961	$ 6,621,168
Other cash receipts from operating activities	38,268	52,192	122,637
Payments to suppliers for goods and services	(2,085,094)	(1,713,223)	(4,491,682)
Payments to and on behalf of employees	(295,030)	(298,370)	(466,212)
Other payments for operating activities	(29,363)	(27,757)	(67,056)
Interest received			5,127
Income taxes (paid)	(898)	(2,764)
Other cash inflows (outflows)	(37,992)	61,532	302,246
Net cash flows from operating activities	(363,358)	312,571	2,026,228
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses	752
Cash flows used to obtain control of subsidiaries or other businesses	(12,375)	(349,125)
Other cash receipts from sales of equity or debt instruments of other entities		30,439	172,122
Other payments to acquire equity or debt instruments of other entities		(27,199)	(172,295)
Amounts raised from sale of property, plant and equipment	105,000	75,566	42,600
Purchases of property, plant and equipment	(574,431)	(163,022)	(578,498)
Purchases of intangible assets	(85,449)	(70,363)	(66,018)
Interest received	1,644	3,235	12,757
Other cash inflows (outflows)	18,900
Net cash flow (used in) investing activities	(545,959)	(500,469)	(589,332)
Cash flows from financing activities
Payments for changes in ownership interests in subsidiaries that do not result in loss of control		(3,225)
Amounts raised from long-term loans	1,665	1,361,807	370,139
Amounts raised from short-term loans	661,609	296,267	93,000
Loans from Related Entities	130,102	373,125
Loans repayments	(135,837)	(749,258)	(1,632,577)
Payments of lease liabilities	(391,879)	(90,335)
Dividends paid			(54,580)
Interest paid	(90,585)	(135,859)	(283,612)
Other cash inflows (outflows)	(11,034)	(107,782)	(58,704)
Net cash flows (used in) financing activities	164,041	944,740	(1,566,334)
Net increase in cash and cash equivalents before effect of exchanges rate change	(745,276)	756,842	(129,438)
Effects of variation in the exchange rate on cash and cash equivalents			5,183
Net increase (decrease) in cash and cash equivalents	(745,276)	756,842	(124,255)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	1,295,042	538,200	662,455
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 549,766	$ 1,295,042	$ 538,200